Vessels, net	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
VESSELS, NET [TextBlock]
NOTE 4: VESSELS, NET

Vessels	Cost	Accumulated Depreciation	Net Book Value

Balance at December 31, 2010	$538,751	$(9,092)	$529,659
Additions	277,985	(33,020)	244,965
Balance at December 31, 2011	816,736	(42,112)	774,624
Additions	44,779	(20,008)	24,771
Balance at June 30, 2012	$861,515	$(62,120)	$799,395

On January 20, 2012, Navios Acquisition took delivery of the Nave Estella, a 75,000 dwt South Korean —built chemical tanker, for a total cost of $44,779. Cash paid was $11,159 and $33,620 was transferred from vessel deposits.
Deposits for vessel acquisition represent deposits for vessels to be delivered in the future. As of June 30, 2012, Navios Acquisition vessel deposits amounted to $350,729 out of which $258,001 was financed through loans and the balance from existing cash. For the six month period ended June 30 2012, Navios Acquisition paid $137,057 for deposits for vessels acquisitions and $33,620 was transferred to "vessels, net".
For the three and six month period ended June 30, 2012, capitalized interest amounted to $3,384 and $6,716, respectively.